UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ------------------------------------
          Chicago, IL 60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Stephen F. Kendall        Chicago, IL           May 15, 2012
    -------------------      -------------------      -------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     74
                                            ---------------------
Form 13F Information Table Value Total:     253,587
                                            ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------
   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
ANIXTER INTL INC                 COM          035290105    3,300    45,500  SH         Sole                   45,500
ASBURY AUTOMOTIVE GROUP INC      COM          043436104    4,913   181,957  SH         Sole                  181,957
ASCENA RETAIL GROUP INC          COM          04351G101    3,058    69,000  SH         Sole                   69,000
ASPEN INSURANCE HOLDINGS LTD     SHS          G05384105    2,176    77,873  SH         Sole                   77,873
AVERY DENNISON CORP              COM          053611109    1,913    63,500  SH         Sole                   63,500
BBCN BANCORP INC                 COM          073295107    2,785   250,200  SH         Sole                  250,200
BENCHMARK ELECTRS INC            COM          08160H101    3,859   234,039  SH         Sole                  234,039
BERKSHIRE HILLS BANCORP INC      COM          084680107    3,076   134,212  SH         Sole                  134,212
BIG LOTS INC                     COM          089302103    3,558    82,700  SH         Sole                   82,700
BRISTOW GROUP INC                COM          110394103    4,114    86,200  SH         Sole                   86,200
BROOKLINE BANCORP INC DEL        COM          11373M107    3,343   356,800  SH         Sole                  356,800
CBIZ INC                         COM          124805102    2,807   444,175  SH         Sole                  444,175
CRA INTL INC                     COM          12618T105    5,676   225,069  SH         Sole                  225,069
COLUMBUS MCKINNON CORP N Y       COM          199333105    3,666   225,050  SH         Sole                  225,050
COVANCE INC                      COM          222816100    2,796    58,700  SH         Sole                   58,700
DREW INDS INC                    COM NEW      26168L205    4,348   159,200  SH         Sole                  159,200
DUFF & PHELPS CORP NEW           CLA          26433B107      867    55,800  SH         Sole                   55,800
ENERGY PARTNERS LTD              COM NEW      29270U303    3,123   188,000  SH         Sole                  188,000
ENPRO INDS INC                   COM          29355X107    2,955    71,900  SH         Sole                   71,900
FAIRCHILD SEMICONDUCTOR INTL     COM          303726103    4,295   292,200  SH         Sole                  292,200
FIRST FINL BANCORP OH            COM          320209109    4,495   259,800  SH         Sole                  259,800
G & K SVCS INC                   CLA          361268105    1,286    37,600  SH         Sole                   37,600
GP STRATEGIES CORP               COM          36225V104    6,370   364,006  SH         Sole                  364,006
GENERAL CABLE CORP DEL NEW       COM          369300108    2,521    86,700  SH         Sole                   86,700
GILDAN ACTIVEWEAR INC            COM          375916103    2,984   108,300  SH         Sole                  108,300
GROUP 1 AUTOMOTIVE INC           COM          398905109    3,904    69,500  SH         Sole                   69,500
HANOVER INS GROUP INC            COM          410867105    4,433   107,800  SH         Sole                  107,800
HARMAN INTL INDS INC             COM          413086109    2,631    56,200  SH         Sole                   56,200
HEALTH MGMT ASSOC INC NEW        CLA          421933102    2,939   437,300  SH         Sole                  437,300


   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
HURON CONSULTING GROUP INC    COM             447462102    4,605   122,600  SH         Sole                  122,600
INTEGRATED SILICON SOLUTION   COM             45812P107    2,172   194,600  SH         Sole                  194,600
JOS A BANK CLOTHIERS INC      COM             480838101    4,150    82,334  SH         Sole                   82,334
LA Z BOY INC                  COM             505336107    4,154   277,700  SH         Sole                  277,700
MB FINANCIAL INC NEW          COM             55264U108    4,349   207,200  SH         Sole                  207,200
MANPOWERGROUP INC             COM             56418H100    3,624    76,500  SH         Sole                   76,500
MCGRATH RENTCORP              COM             580589109    5,616   174,900  SH         Sole                  174,900
MERITOR INC                   COM             59001K100    1,515   187,727  SH         Sole                  187,727
MODINE MFG CO                 COM             607828100    1,839   208,300  SH         Sole                  208,300
MONOTYPE IMAGING HOLDINGS IN  COM             61022P100    4,300   288,600  SH         Sole                  288,600
NTELOS HLDGS CORP             COM   NEW       67020Q305    1,982    95,750  SH         Sole                   95,750
NV ENERGY INC                 COM             67073Y106    4,304   267,000  SH         Sole                  267,000
NEUSTAR INC                   CLA             64126X201    4,150   111,400  SH         Sole                  111,400
OCWEN FINL CORP               COM   NEW       675746309    3,986   255,000  SH         Sole                  255,000
PARK STERLING CORP            COM             70086Y105    2,529   526,800  SH         Sole                  526,800
PLANTRONICS INC NEW           COM             727493108    2,701    67,100  SH         Sole                   67,100
QUAKER CHEM CORP              COM             747316107    3,870    98,100  SH         Sole                   98,100
RF MICRODEVICES INC           COM             749941100    2,170   435,800  SH         Sole                  435,800
RADISYS CORP                  COM             750459109    2,498   337,600  SH         Sole                  337,600
REINSURANCE GROUP AMER INC    COM   NEW       759351604    4,695    78,947  SH         Sole                   78,947
ROGERS CORP                   COM             775133101    2,282    58,900  SH         Sole                   58,900
RUDOLPH TECHNOLOGIES INC      COM             781270103    2,301   207,100  SH         Sole                  207,100
SYNNEX CORP                   COM             87162W100    3,015    79,054  SH         Sole                   79,054
SABRA HEALTH CARE REIT INC    COM             78573L106    2,855   173,666  SH         Sole                  173,666
SANMINA SCI CORP              COM   NEW       800907206    2,413   210,700  SH         Sole                  210,700
SCHULMAN A INC                COM             808194104    3,945   146,000  SH         Sole                  146,000
SIGNET JEWELERS LIMITED       SHS             G81276100    3,905    82,600  SH         Sole                   82,600
SIRONA DENTAL SYSTEMS INC     COM             82966C103    3,917    76,000  SH         Sole                   76,000
SMITH A O                     COM             831865209    3,713    82,600  SH         Sole                   82,600
STERLING FINL CORP WASH       COM   NEW       859319303    2,589   124,000  SH         Sole                  124,000


   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
SWIFT TRANSN CO               CLA             87074U101    3,523   305,300  SH         Sole                  305,300
SYMETRA FINL CORP             COM             87151Q106    3,424   297,000  SH         Sole                  297,000
SYMMETRY MED INC              COM             871546206    2,632   372,300  SH         Sole                  372,300
TELEFLEX INC                  COM             879369106    4,502    73,620  SH         Sole                   73,620
TEXTAINER GROUP HOLDINGS LTD  SHS             G8766E109    3,244    95,700  SH         Sole                   95,700
TRIMAS CORP                   COM   NEW       896215209    2,911   130,000  SH         Sole                  130,000
TRIUMPH GROUP INC NEW         COM             896818101    5,476    87,400  SH         Sole                   87,400
UNITED RENTALS INC            COM             911363109    3,886    90,600  SH         Sole                   90,600
VALASSIS COMMUNICATIONS INC   COM             918866104    2,535   110,200  SH         Sole                  110,200
VALIDUS HOLDINGS LTD          COM   SHS       G9319H102    2,962    95,700  SH         Sole                   95,700
VIRTUSA CORP                  COM             92827P102    4,515   261,416  SH         Sole                  261,416
WARNACO GROUP INC             COM   NEW       934390402    3,960    67,800  SH         Sole                   67,800
WATTS WATER TECHNOLOGIES INC  CLA             942749102    4,095   100,500  SH         Sole                  100,500
WESCO AIRCRAFT HLDGS INC      COM             950814103    3,433   211,900  SH         Sole                  211,900
WINNEBAGO INDS INC            COM             974637100    4,154   423,900  SH         Sole                  423,900
TOTAL                                                    253,587